Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Borrowings
As of December 31, 2021, there were no borrowings outstanding. As of December 31, 2020, the Company’s borrowings consisted of the following (in thousands):

December 31, 2020
Silicon Valley Bank credit facility	$3,333
Payroll Protection Program (PPP) Loan	2,270
Unamortized debt issuance costs—SVB financing and credit facility	(26)

Total borrowings, net of debt issuance costs	$5,577

Borrowings—net of debt issuance costs, current	$2,693
Borrowings—net of debt issuance costs, noncurrent	2,884

Total borrowings, net of debt issuance costs	$5,577